Long-Term Prepaid Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Long-Term Prepaid Expenses [Line Items]
Lease Term	45 years
Prepaid Expense and Other Assets	$ 86,032	$ 91,536
land use rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	$ 8,200,000